Supplemental Cash Flow Information	12 Months Ended
Jun. 30, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

15.  Supplemental Cash Flow Information:

				Cumulative
	Fiscal Year Ended June 30,			Amounts from
	2013	2012	2011	Inception

Supplemental disclosure of non-cash transactions:
Conversion of convertible note into common stock	$-	$-	$-	$10,000,000
Conversion of bridge notes into common stock	-	-	-	534,316
Conversion of preferred stock into common stock	202,808	11,783	136,644	421,922
Allocation of common stock proceeds to warrants	459,000	-	-	459,000
Allocation of preferred stock proceeds to warrants and beneficial conversion feature	-	1,076,355	360,733	8,526,135
Allocation of convertible debt proceeds to warrants and beneficial conversion feature	-	-	-	9,340,000
Warrants issued for financing costs	-	-	-	690,984
Issuance of common stock for interest payments on convertible notes	-	-	-	2,003,386
Issuance of common stock for dividend payments on preferred stock	591,321	557,153	2,155,315	4,213,264
Issuance of common stock in settlement of accounts payable	-	-	-	175,000
Dividends accrued on preferred stock	20,000	114,474	122,252	20,000
Supplemental disclosure of cash flow information:
Cash paid for interest	122,454	134,549	110,649	494,137